Commitments and Contingencies (Details) - Schedule of Components of Lease Expense	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 398,498
Short term lease cost	139,136
Total net lease cost	$ 537,634